Consolidated Balance Sheets	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 10,284,108	$ 1,435,606	¥ 2,401,495
Restricted cash	4,245,599	592,663	38,743,831
Accounts receivable, net	114,070,587	15,923,640	130,354,429
Prepaid expenses and other current assets, net	6,824,085	952,606	9,485,464
Total Current Assets	144,500,795	20,171,534	197,551,743
Deposit of long-term investments	12,475,000	1,741,443
Long-term investments in equity investee	2,500,000	348,987
Property and equipment, net	142,887	19,946	233,375
Intangible assets, net	1,539,437	214,897	2,581,046
Operating lease right of use assets	3,976,798	555,140	3,313,215
Restricted cash, noncurrent	5,000,000	697,973	5,000,000
Deferred tax assets			57,257
Other non-current assets	624,653	87,198	51,004
Total Non-Current Assets	26,258,775	3,665,584	11,235,897
Total Assets	170,759,570	23,837,118	208,787,640
Current Liabilities
Short-term borrowings	21,800,000	3,043,163	26,814,237
Accounts payable	58,610,826	8,181,756	51,252,954
Insurance premium payable	42,789,314	5,973,158	38,376,850
Income tax payable	58,600	8,180	42,747
Operating lease liabilities, current	2,078,397	290,133	2,425,135
Accrued expenses and other liabilities	12,049,786	1,682,084	15,990,970
Convertible notes	1,709,343	238,615
Derivative liabilities	14,327	2,000
Warrant liabilities	1,892,623	264,200
Total Current Liabilities	144,131,260	20,119,947	141,068,960
Operating lease liabilities, noncurrent	1,934,528	270,050	1,044,068
Deferred tax liabilities			2,683,818
Total Non-current Liabilities	1,934,528	270,050	3,727,886
Total Liabilities	146,065,788	20,389,997	144,796,846
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital	219,416,239	30,629,325	196,038,784
Accumulated deficit	(193,860,843)	(27,061,992)	(131,841,244)
Accumulated other comprehensive loss	(884,741)	(123,505)	(228,872)
Total Shareholders’ Equity	24,693,782	3,447,121	63,990,794
Total Liabilities and Shareholders’ Equity	170,759,570	23,837,118	208,787,640
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares	10,923	1,611	9,922
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares	12,204	1,682	12,204
Related Party
Current Assets
Due from related parties	9,076,416	1,267,019	16,566,524
Current Liabilities
Due to related parties	¥ 3,128,044	$ 436,658	¥ 6,166,067